Subsequent Events (Details Textual) - Subsequent events [Member] $ / shares in Units, $ in Millions, $ in Millions			1 Months Ended
	Aug. 06, 2018 USD ($)	Aug. 06, 2018 NZD ($)	Sep. 30, 2018 USD ($)	Aug. 13, 2018 $ / shares
Proceeds from borrowings, classified as financing activities			$ 12.1
Borrowings, maturity			August 7, 2023
Loan guarantee description			The loan is guaranteed by a third party at a rate of 3% and personal guarantee by the Company's major shareholder.
PGG Wrightson Seeds Holdings Limited [Member]
Gains (losses) on fair value adjustment attributable to price changes, biological assets	$ 285.0	$ 421
Estimated cash flows of financial assets reclassified out of available-for-sale financial assets	$ 92.0
Dividend Of per Share | $ / shares				$ 1.25